Accounts receivable - Aging of accounts receivables (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Account receivable
Beginning balance	$ 12,400	$ 20,332	$ 20,759
Increase (decrease) in the provision	5,767	4,711	646
Cancelation		(12,643)
Write-off	(1,181)		(1,073)
Ending balance	16,986	12,400	$ 20,332
Financial assets past due but not impaired
Account receivable
Gross book value	1,315,385
Collateral	2,353,295
Beginning balance	12,400
Increase (decrease) in the provision	5,767
Write-off	(1,181)
Ending balance	16,986	12,400
Financial assets past due but not impaired | Airports
Account receivable
Gross book value	1,232,117
Collateral	2,322,645
Beginning balance	12,004
Increase (decrease) in the provision	5,888
Write-off	(1,181)
Ending balance	$ 16,711	12,004
Financial assets past due but not impaired | Airports | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Airports | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%
Financial assets past due but not impaired | Other market
Account receivable
Gross book value	$ 83,268
Collateral	30,650
Beginning balance	396
Increase (decrease) in the provision	(121)
Ending balance	$ 275	$ 396
Financial assets past due but not impaired | Other market | Bottom of range
Account receivable
Probability of default in range	0.00%
Loss due to default range	0.00%
Financial assets past due but not impaired | Other market | Top of range
Account receivable
Probability of default in range	100.00%
Loss due to default range	100.00%